Schedule of Investments
January 31, 2025 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Common Stock (99.4%)
Communication Services (7.1%)
AT&T	94,300	$2,237
Comcast, Cl A	49,600	1,669
Electronic Arts	4,100	504
Fox	9,300	476
Meta Platforms, Cl A	700	482
Nexstar Media Group, Cl A	2,500	383
TEGNA	15,800	288
T-Mobile US	3,000	699
Verizon Communications	50,000	1,970
Walt Disney	5,600	633
		9,341

Consumer Discretionary (7.1%)
AutoNation*	2,300	434
Best Buy	4,500	386
Bloomin' Brands	17,500	220
BorgWarner	10,200	325
Dick's Sporting Goods	1,700	408
DR Horton	2,200	312
eBay	11,700	790
Ford Motor	76,100	767
General Motors	20,200	999
Goodyear Tire & Rubber*	17,465	155
Guess?	18,400	238
H&R Block	5,400	299
Harley-Davidson	8,400	227
Lear	2,400	226
Lennar, Cl A	4,500	591
Lowe's	1,100	286
McDonald's	2,400	693
Phinia	2,040	104
PulteGroup	5,500	625
PVH	2,900	260
Signet Jewelers	4,300	255
Toll Brothers	3,200	435
Whirlpool	2,300	242
		9,277

Consumer Staples (9.8%)
Albertsons, Cl A	17,700	355
Altria Group	31,400	1,641
Archer-Daniels-Midland	9,900	507
Bunge Global	6,000	457
Campbell Soup	8,900	345
Conagra Brands	15,900	412
Energizer Holdings	9,800	333
General Mills	9,600	577
Ingredion	3,500	477
JM Smucker	2,590	277
Kraft Heinz	21,860	652
Kroger	18,000	1,110
Molson Coors Beverage, Cl B	11,000	602

LSV Conservative Value Equity Fund
	Shares	Value (000)
Consumer Staples (continued)
Philip Morris International	6,800	$885
Procter & Gamble	8,100	1,345
Target	7,000	965
Walmart	20,100	1,972
		12,912

Energy (7.1%)
APA	14,300	314
Chevron	8,300	1,238
ConocoPhillips	13,300	1,314
Coterra Energy	14,300	396
Devon Energy	6,100	208
EOG Resources	4,700	591
ExxonMobil	27,200	2,905
Halliburton	10,900	284
HF Sinclair	6,220	224
Marathon Petroleum	4,300	627
Phillips 66	5,800	684
Scorpio Tankers	4,300	205
Valero Energy	4,200	559
		9,549

Financials (26.4%)
Aflac	9,200	988
Ally Financial	10,200	397
American International Group	8,700	641
Ameriprise Financial	900	489
Bank of America	36,200	1,676
Bank of New York Mellon	12,600	1,082
Berkshire Hathaway, Cl B*	9,000	4,218
BlackRock Funding	300	323
Chubb	1,700	462
Citigroup	19,500	1,588
Citizens Financial Group	9,500	452
Fidelity National Financial	7,300	425
Fiserv*	1,900	410
FS KKR Capital	12,100	283
Global Payments	2,100	237
Goldman Sachs Group	2,400	1,537
Hartford Financial Services Group	7,200	803
JPMorgan Chase	18,100	4,839
M&T Bank	2,100	423
MetLife	11,500	994
MGIC Investment	16,100	411
Morgan Stanley	11,600	1,606
Navient	17,400	238
Old Republic International	11,600	424
PayPal Holdings*	12,800	1,134
PNC Financial Services Group	2,100	422
Prudential Financial	3,400	411
Radian Group	11,200	381
Regions Financial	17,900	441

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Financials (continued)
S&P Global	500	$261
State Street	9,300	945
Synchrony Financial	10,800	745
Synovus Financial	5,700	322
Travelers	2,800	687
Truist Financial	9,100	433
Unum Group	7,600	580
US Bancorp	9,300	444
Wells Fargo	33,300	2,624
Western Union	10,800	111
Zions Bancorp	7,200	417
		35,304

Health Care (16.2%)
Abbott Laboratories	4,400	563
AbbVie	2,800	515
Baxter International	12,200	397
Boston Scientific*	4,200	430
Bristol-Myers Squibb	25,000	1,474
Cardinal Health	3,400	420
Centene*	12,500	800
Cigna Group	4,300	1,265
CVS Health	17,500	988
DaVita*	2,300	405
Elevance Health	900	356
Gilead Sciences	14,600	1,419
HCA Healthcare	2,700	891
Incyte*	8,100	601
Jazz Pharmaceuticals*	3,800	473
Johnson & Johnson	16,800	2,555
McKesson	1,100	655
Medtronic	10,700	972
Merck	5,200	514
Organon	17,000	265
Pfizer	53,600	1,421
Solventum*	2,150	159
Thermo Fisher Scientific	900	538
United Therapeutics*	1,500	527
UnitedHealth Group	3,500	1,899
Universal Health Services, Cl B	2,200	415
Viatris, Cl W	35,900	405
Zimmer Biomet Holdings	3,900	427
		21,749

Industrials (11.7%)
3M	3,100	472
AGCO	3,900	407
Allison Transmission Holdings	5,600	658
ArcBest	3,300	316
Brink's	3,700	345
Builders FirstSource*	3,300	552
Caterpillar	2,800	1,040
CNH Industrial	39,300	506

LSV Conservative Value Equity Fund
	Shares	Value (000)
Industrials (continued)
CSX	9,900	$325
Cummins	2,400	855
Deere	1,100	524
Delta Air Lines	12,200	821
FedEx	3,800	1,007
General Electric	2,300	468
Honeywell International	3,700	828
Lockheed Martin	1,600	740
Oshkosh	3,600	419
Owens Corning	3,300	609
PACCAR	9,600	1,065
RTX	3,900	503
Ryder System	4,100	653
Science Applications International	2,301	249
Snap-on	1,500	533
SS&C Technologies Holdings	4,500	364
Textron	7,000	536
United Airlines Holdings*	4,500	476
Upwork*	6,000	95
		15,366

Information Technology (8.5%)
Accenture, Cl A	1,000	385
Amdocs	5,000	441
Amkor Technology	9,700	239
Arrow Electronics*	3,500	408
Cirrus Logic*	3,900	392
Cisco Systems	33,100	2,006
Cognizant Technology Solutions, Cl A	6,500	537
Dell Technologies, Cl C	3,900	404
Dropbox, Cl A*	14,100	454
DXC Technology*	12,508	272
Flex*	14,200	591
Hewlett Packard Enterprise	34,600	732
HP	19,100	621
International Business Machines	2,700	690
Jabil	2,600	422
NetApp	3,100	379
QUALCOMM	5,500	951
Skyworks Solutions	4,200	373
TD SYNNEX	3,500	499
Texas Instruments	1,300	240
Zoom Video Communications, Cl A*	4,500	391
		11,427

Materials (2.4%)
Eastman Chemical	4,700	468
Graphic Packaging Holding	13,500	370
Linde	1,200	535

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Materials (continued)
LyondellBasell Industries, Cl A	4,300	$326
Mosaic	9,500	265
NewMarket	700	349
Steel Dynamics	3,200	410
Sylvamo	5,500	441
		3,164

Real Estate (1.6%)
Brixmor Property Group‡	13,900	362
BXP	5,600	410
Host Hotels & Resorts‡	24,500	409
Innovative Industrial Properties, Cl A‡	3,300	237
MILLROSE PROPERTIES-CL A W/I*	2,250	25
Sabra Health Care REIT‡	25,700	429
Uniti Group‡	51,600	281
		2,153

Utilities (1.5%)
Entergy	5,500	446
Evergy	6,300	404
NextEra Energy	4,400	315
NRG Energy	4,500	461
UGI	11,900	366
		1,992

TOTAL COMMON STOCK
(Cost $105,384)		132,234
	Face Amount (000)
Repurchase Agreement (0.5%)
South Street Securities
4.000%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $727 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $679, 0.500% - 4.875%, 02/28/2026 – 11/15/2048; total market value $742)	$727	727

TOTAL REPURCHASE AGREEMENT
(Cost $727)		727

Total Investments – 99.9%
(Cost $106,111)		$132,961

Percentages are based on Net Assets of $133,057 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class
REIT — Real Estate Investment Trust

LSV-QH-002-3700

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